Note 6 - Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	June 30, 2018	December 31, 2017

Accrued personnel related costs	$517	$734
Accrued research and development expenses	486	176
Other accrued expenses	252	266
	$1,255	$1,176